SHORT-TERM DEBT AND LONG-TERM DEBT - By Currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LOANS AND FINANCING
Total	R$ 11,179,617	R$ 11,109,786
Brazilian Real (BRL)
LOANS AND FINANCING
Total	1,273,180	461,187
U.S. Dollar (USD)
LOANS AND FINANCING
Total	9,581,266	10,535,532
Other currencies
LOANS AND FINANCING
Total	R$ 325,171	R$ 113,067